AWARE ULTRA-SHORT DURATION ENHANCED INCOME ETF

SCHEDULE OF INVESTMENTS at August 31, 2021 (Unaudited)

Principal
Amount		Value
ASSET BACKED SECURITIES: 15.2%
	Invitation Homes Trust, Series 2018-SFR1, Class C
7,438,933	1.343% (1 Month LIBOR USD + 1.250%), 3/17/37 (1)	$7,461,382
	Invitation Homes Trust, Series 2018-SFR2, Class A
2,867,039	0.996% (1 Month LIBOR USD + 0.900%), 6/17/37 (1)	2,875,441
	Invitation Homes Trust, Series 2018-SFR2, Class C
$1,624,745	1.376% (1 Month LIBOR USD + 1.280%), 6/17/37 (1)	1,630,191
	Invitation Homes Trust, Series 2018-SFR3, Class A
406,592	1.093% (1 Month LIBOR USD + 1.000%), 7/17/37 (1)	408,078
	Invitation Homes Trust, Series 2018-SFR3, Class B
4,969,539	1.243% (1 Month LIBOR USD + 1.150%), 7/17/37 (1)	4,988,292
	Invitation Homes Trust, Series 2018-SFR4, Class A
1,143,352	1.193% (1 Month LIBOR USD + 1.100%), 1/17/38 (1)	1,147,287
	Invitation Homes Trust, Series 2018-SFR4, Class B
969,955	1.343% (1 Month LIBOR USD + 1.250%), 1/17/38 (1)	970,901
	Invitation Homes Trust, Series 2018-SFR4, Class C
3,288,848	1.493% (1 Month LIBOR USD + 1.400%), 1/17/38 (1)	3,300,825
	SMB Private Education Loan Trust, Series 2017-B, Class A2A
802,257	2.820%, 10/15/35	831,564
TOTAL ASSET BACKED SECURITIES
(Cost $23,438,001)		23,613,961

COLLATERALIZED LOAN OBLIGATIONS: 8.3%
	BlueMountain CLO XXX Ltd., Series 2020-30A, Class A
500,000	1.516% (3 Month LIBOR USD + 1.390%), 1/15/33 (1)	500,665
	Elmwood CLO IV Ltd., Series 2020-1A, Class A
300,000	1.366% (3 Month LIBOR USD + 1.240%), 4/15/33 (1)	300,961
	Goldentree Loan Management US CLO 2 Ltd., Series 2017-2A, Class A
5,950,000	1.284% (3 Month LIBOR USD + 1.150%), 11/28/30 (1)	5,956,038
	Halsey Point CLO I Ltd., Series 2019-1A, Class A1A1
4,300,000	1.484% (3 Month LIBOR USD + 1.350%), 1/20/33 (1)	4,315,087
	Symphony CLO XXIV Ltd., Series 2020-24A, Class A
1,900,000	1.338% (3 Month LIBOR USD + 1.200%), 1/23/32 (1)	1,901,106
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $12,977,404)		12,973,857

CORPORATE BONDS: 52.5%
Agriculture: 1.9%
	Bunge Ltd. Finance Corp.
2,882,000	3.000%, 9/25/22	2,958,269

Auto Manufacturers: 8.4%
	Ford Motor Credit Co., LLC
900,000	0.999% (3 Month LIBOR USD + 0.880%), 10/12/21 (1)	900,032
	General Motors Financial Co., Inc.
2,150,000	1.683% (3 Month LIBOR USD + 1.550%), 1/14/22 (1)	2,160,799
5,450,000	1.457% (3 Month LIBOR USD + 1.310%), 6/30/22 (1)	5,496,325
2,068,000	1.135% (3 Month LIBOR USD + 0.990%), 1/5/23 (1)	2,088,473
	Nissan Motor Acceptance Corp.
1,440,000	0.836% (3 Month LIBOR USD + 0.690%), 9/28/22 (1)	1,443,477
	Volkswagen Group of America Finance, LLC
1,000,000	1.063% (3 Month LIBOR USD + 0.940%), 11/12/21 (1)	1,001,826
		13,090,932
Banks: 22.7%
	Barclays PLC
2,180,000	1.505% (3 Month LIBOR USD + 1.380%), 5/16/24 (1)	2,218,561
225,000	1.007% (1 Year CMT Rate + 0.800%), 12/10/24 (1)(3)	226,120
	BBVA USA
600,000	2.875%, 6/29/22	611,666
	Citigroup, Inc.
565,000	1.198% (3 Month LIBOR USD + 1.070%), 12/8/21 (1)	566,011
5,000,000	1.224% (3 Month LIBOR USD + 1.100%), 5/17/24 (1)	5,076,111
	Citizens Financial Group, Inc.
1,800,000	4.150%, 9/28/22	1,862,840
	Cooperatieve Rabobank UA
2,500,000	3.950%, 11/9/22	2,604,697
	The Goldman Sachs Group, Inc.
3,579,000	1.721% (3 Month LIBOR USD + 1.600%), 11/29/23 (1)	3,684,513
	ING Groep NV
400,000	3.150%, 3/29/22	406,751
	JPMorgan Chase & Co.
1,000,000	1.168% (3 Month LIBOR USD + 1.050%), 5/3/23 (1)	1,006,525
	Mitsubishi UFJ Financial Group, Inc.
377,000	1.179% (3 Month LIBOR USD + 1.060%), 9/13/21 (1)	377,128
	Mizuho Financial Group, Inc.
2,900,000	1.259% (3 Month LIBOR USD + 1.140%), 9/13/21 (1)	2,901,041
2,174,000	1.061% (3 Month LIBOR USD + 0.940%), 2/28/22 (1)	2,183,873
1,710,000	1.005% (3 Month LIBOR USD + 0.880%), 9/11/22 (1)	1,723,751
	Morgan Stanley
830,000	4.875%, 11/1/22	872,767
500,000	0.731% (SOFR + 0.616%), 4/5/24 (1)(3)	501,704
	NatWest Markets PLC
640,000	1.712% (3 Month LIBOR USD + 1.662%), 9/29/22 (1)	649,775
	Sumitomo Mitsui Banking Corp.
330,000	4.850%, 3/1/22	337,176
	Sumitomo Mitsui Financial Group, Inc.
2,582,000	1.274% (3 Month LIBOR USD + 1.140%), 10/19/21 (1)	2,586,002
	UBS Group AG
740,000	1.351% (3 Month LIBOR USD + 1.220%), 5/23/23 (1)	746,062
	Wells Fargo & Co.
3,000,000	1.359% (3 Month LIBOR USD + 1.230%), 10/31/23 (1)	3,040,603
	Wells Fargo Bank N.A.
1,150,000	2.082% (3 Month LIBOR USD + 0.650%), 9/9/22 (1)(3)	1,150,429
		35,334,106
Computers: 2.1%
	Dell International LLC / EMC Corp.
3,000,000	5.450%, 6/15/23	3,234,214

Diversified Financial Services: 0.3%
	Mitsubishi HC Capital, Inc.
500,000	2.250%, 9/7/21	500,125

Electric: 1.6%
	Edison International
592,000	2.400%, 9/15/22	602,023
	NextEra Energy Capital Holdings, Inc.
1,080,000	0.401% (3 Month LIBOR USD + 0.270%), 2/22/23 (1)	1,080,121
	WEC Energy Group, Inc.
740,000	0.800%, 3/15/24	743,765
		2,425,909
Food: 0.4%
	Hormel Foods Corp.
560,000	0.650%, 6/3/24 (2)	561,074

Gas: 0.7%
	Atmos Energy Corp.
600,000	0.625%, 3/9/23	600,064
	ONE Gas, Inc.
475,000	0.850%, 3/11/23	475,044
		1,075,108
Healthcare Services: 0.3%
	Humana, Inc.
445,000	0.650%, 8/3/23 (2)	445,311

Internet: 0.4%
	Alibaba Group Holding Ltd.
570,000	3.125%, 11/28/21	571,231

Mining: 0.5%
	Glencore Finance Canada Ltd.
800,000	4.950%, 11/15/21	808,016

Miscellaneous Manufacturers: 2.0%
	Carlisle Companies, Inc.
1,000,000	3.750%, 11/15/22	1,031,845
	General Electric Co.
2,195,000	3.449% (3 Month LIBOR USD + 3.330%), 12/15/21 (1)(4)	2,134,160
		3,166,005
Oil & Gas: 3.3%
	BP Capital Markets America, Inc.
584,000	2.937%, 4/6/23	608,150
	Occidental Petroleum Corp.
4,500,000	1.575% (3 Month LIBOR USD + 1.450%), 8/15/22 (1)	4,483,001
		5,091,151
Pharmaceuticals: 4.4%
	AbbVie, Inc.
5,720,000	2.300%, 11/21/22	5,851,636
	Bayer US Finance II, LLC
950,000	2.200%, 7/15/22	961,446
		6,813,082
Pipelines: 2.8%
	Sabine Pass Liquefaction, LLC
3,150,000	6.250%, 3/15/22	3,201,792
1,086,000	5.625%, 4/15/23 (5)	1,158,733
		4,360,525
Software: 0.7%
	VMware, Inc.
1,000,000	2.950%, 8/21/22	1,023,103

TOTAL CORPORATE BONDS
(Cost $80,819,016)		81,458,161

FEDERAL AGENCY OBLIGATIONS: 3.2%
	Federal Farm Credit Banks Funding Corp.
5,000,000	0.290% (FCPR DLY + -2.960%), 10/29/21 (1)	5,001,746

TOTAL FEDERAL AGENCY OBLIGATIONS
(Cost $5,000,000)		5,001,746

UNITED STATES TREASURY OBLIGATIONS: 0.6%
United States Treasury Notes: 0.6%
1,000,000	1.250%, 10/31/21	1,001,969

TOTAL UNITED STATES TREASURY OBLIGATIONS
(Cost $1,001,886)		1,001,969

Shares
SHORT-TERM INVESTMENTS: 19.9%
Money Market Funds: 19.9%
30,973,537	First American Treasury Obligations Fund, Class X, 0.010% (6)	30,973,537
TOTAL SHORT-TERM INVESTMENTS
(Cost $30,973,537)

Investments Purchased With Collateral From Securities Lending - 0.3%
441,745	Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (6)	441,745
Total Investments Purchased With Collateral From Securities Lending
(Cost $441,745)

TOTAL INVESTMENTS IN SECURITIES: 100.0%
(Cost $154,651,589)		155,464,976
Other Assets in Excess of Liabilities: 0.0% (7)		29,144
TOTAL NET ASSETS: 100.0%		$155,494,120

FCPR - Federal Reserve Bank Prime Loan Rate U.S
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

(1)	Variable rate security; rate shown is the rate in effect on August 31, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)
This security or a portion of this security was out on loan as of August 31, 2021.  Total loaned securities had a value of $432,551 or 0.28% of net assets. The remaning contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on August 31, 2021. An index August have a negative rate. Interest rate August also be subject to a ceiling or floor.
(4)	Perpetual floating rate security. Date shown is next reset date.
(5)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2021.
(6)	The rate quoted is the annualized seven-day effective yield as of August 31, 2021.
(7)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at August 31, 2021 (Unaudited)

The Aware Ultra-Short Duration Enhanced Income ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total

Asset Backed Securities	$-	$-	$23,613,961	$-	$23,613,961
Collateralized Loan Obligations	-	-	12,973,857	-	12,973,857
Corporate Bonds (1)	-	-	81,458,161	-	81,458,161
Federal Agency Obligations	-	-	5,001,746	-	5,001,746
U.S. Treasury Notes	-	-	1,001,969	-	1,001,969
Short-Term Investments	-	30,973,537	-	-	30,973,537
Investments Purchased With Collateral From Securities Lending (2)	441,745	-	-	-	441,745
Total Investments in Securities	$441,745	$30,973,537	$124,049,694	$-	$155,464,976

(1) See Schedule of Investments for industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.